Pensions and Other Postretirement Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2017	Apr. 30, 2016	Apr. 30, 2015
Defined Benefit Pension Plans [Member]
Components of net periodic benefit cost:
Service cost	$ 12.7	$ 17.8	$ 9.0
Interest cost	25.3	27.7	23.2
Expected return on plan assets	(29.3)	(32.9)	(25.6)
Amortization of prior service cost (credit)	1.1	0.7	1.0
Amortization of net actuarial loss (gain)	13.8	10.9	10.0
Curtailment gain	0.0	(6.5)	0.0
Settlement (gain) loss	(0.7)	0.0	3.5
Net periodic benefit cost	22.9	17.7	21.1
Other Postretirement Benefits [Member]
Components of net periodic benefit cost:
Service cost	2.3	2.3	2.3
Interest cost	2.6	2.8	2.4
Expected return on plan assets	0.0	0.0	0.0
Amortization of prior service cost (credit)	(1.5)	(1.1)	(1.1)
Amortization of net actuarial loss (gain)	(0.2)	(0.3)	(0.1)
Curtailment gain	0.0	(0.3)	0.0
Settlement (gain) loss	0.0	0.0	0.0
Net periodic benefit cost	$ 3.2	$ 3.4	$ 3.5